Average Annual Total Returns - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 28, 2024
Fidelity Advisor Small Cap Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.89%
Past 5 years	11.17%
Past 10 years	9.65%
Fidelity Advisor Small Cap Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.89%
Past 5 years	9.18%
Past 10 years	7.78%
Fidelity Advisor Small Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.04%
Past 5 years	8.58%
Past 10 years	7.39%
Fidelity Advisor Small Cap Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.84%
Past 5 years	11.64%
Past 10 years	9.62%
Fidelity Advisor Small Cap Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.25%
Past 5 years	11.41%
Past 10 years	9.61%
Fidelity Advisor Small Cap Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.01%
Past 5 years	12.78%
Past 10 years	10.60%
Fidelity Advisor Small Cap Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.17%
Past 5 years	12.94%
Since Inception	11.99%	[1]
RS014
Average Annual Return:
Past 1 year	18.66%
Past 5 years	9.22%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	A From February 1, 2017 .